Derivative Financial Instruments (Offsetting Of Derivative Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Gross Amount Recognized, Derivative assets	$ 50.3	[1]	$ 10.3	[2]
Net Amount Of Asset Presented On The Statement Of Financial Position, Derivative assets	50.3	[1]	10.3	[2]
Gross Amounts not offset on Statement Of Financial Position, Financial Instruments, Derivative assets	(33.4)	[1],[3]	(7.6)	[2],[3]
Gross Amounts not offset on Statement of Financial Position, Cash Collateral Pledged/(Received), Derivative assets	(5.0)	[1],[3],[4]	(1.7)	[2],[3],[4]
Gross Amounts not offset on Statement of Financial Position, Net Amount, Derivative assets	11.9	[1]	1.0	[2]
Gross Amount Recognized, Derivative liabilities	(111.0)	[5]	(120.4)	[6]
Net Amount of (Liability) Presented on the Statement of Finacial Position, Derivative liabilities	(111.0)	[5]	(120.4)	[6]
Gross Amounts not offset on Statement Of Financial Position, Financial Instruments, Derivative liabilities	33.4	[3],[5]	8.0	[3],[6]
Gross Amounts not offset on Statement of Financial Position, Cash Collateral Pledged/(Received), Derivative liabilities	41.0	[3],[4],[5]	73.3	[3],[4],[6]
Gross Amounts not offset on Statement of Financial Position, Net Amount, Derivative liabilities	(36.6)	[5]	(39.1)	[6]
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, qualifying hedges	12.9		1.9
Trading Assets At Fair Value - Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative assets, qualifying hedges	37.4		8.4
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, qualifying hedges	(24.1)		(38.5)
Trading Liabilities At Fair Value - Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, qualifying hedges	$ (86.9)		$ (81.9)

[1]	Includes $12.9 million of qualifying hedges reported in Other assets and $37.4 million reported in Trading assets at fair value - derivatives
[2]	Includes $1.9 million of qualifying hedges reported in Other assets and $8.4 million reported in Trading assets at fair value - derivatives
[3]	The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction. We believe our ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure. In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding. Such collateral is available to be applied in settlement of the net balances upon the event of default by one of the counterparties
[4]	Collateral pledged or received are included in Other assets or Other liabilities, respectively
[5]	Includes $(24.1) million of qualifying hedges reported in Other liabilities and $(86.9) million reported in Trading liabilities at fair value - derivatives
[6]	Includes $(38.5) million of qualifying hedges reported in Other liabilities and $(81.9) million reported in Trading liabilities at fair value - derivatives